COMMON STOCK AND WARRANTS (Details Narrative) $ / shares in Units, ₪ in Thousands																																																									3 Months Ended				12 Months Ended
	Mar. 14, 2025 USD ($) $ / shares shares	Jan. 02, 2025 USD ($) $ / shares shares	Dec. 23, 2024 USD ($) shares	Nov. 03, 2024 USD ($) shares	Oct. 01, 2024 USD ($)	Sep. 09, 2024 USD ($) $ / shares shares	Aug. 21, 2024 USD ($) shares	Jul. 25, 2024 shares	May 08, 2024 USD ($) shares	Apr. 04, 2024 USD ($)	Mar. 18, 2024 shares	Mar. 18, 2024 shares	Dec. 28, 2023 USD ($) shares	Dec. 26, 2023 shares	Dec. 22, 2023 USD ($)	Dec. 21, 2023 USD ($) shares	Dec. 20, 2023 shares	Dec. 11, 2023 USD ($) shares	Dec. 07, 2023 USD ($) shares	Dec. 05, 2023 shares	Nov. 23, 2023 USD ($)	Nov. 20, 2023 shares	Nov. 15, 2023 USD ($) shares	Nov. 08, 2023 shares	Nov. 06, 2023 shares	Oct. 11, 2023 USD ($) shares	Oct. 02, 2023	Sep. 27, 2023 USD ($) shares	Sep. 06, 2023 shares	Aug. 29, 2023 USD ($)	Aug. 07, 2023 shares	Aug. 07, 2023 shares	Aug. 03, 2023 shares	Jul. 27, 2023 shares	Jul. 23, 2023 USD ($)	Jul. 06, 2023 shares	Jun. 21, 2023 USD ($) shares	Jun. 15, 2023 USD ($)	Jun. 14, 2023 shares	May 28, 2023 shares	Apr. 27, 2023 shares	Apr. 05, 2023 shares	Apr. 03, 2023 shares	Apr. 03, 2023 shares	Mar. 29, 2023 USD ($) shares	Feb. 13, 2023 shares	Jan. 20, 2023 shares	Jan. 02, 2023 shares	Jan. 02, 2023 shares	Oct. 26, 2022 USD ($) shares	Oct. 26, 2022 USD ($)	Sep. 06, 2022 USD ($)	Mar. 10, 2022 USD ($) shares	Jan. 31, 2022 USD ($) shares	Jan. 31, 2022 ILS (₪) shares	Jun. 23, 2021 USD ($)	Mar. 31, 2025 USD ($) $ / shares shares		Mar. 31, 2024 USD ($) shares		Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 shares	Feb. 28, 2025 shares	Mar. 31, 2023	Feb. 01, 2022 $ / shares
Purchase price | $ / shares																																																													$ 0.22
Exercise price description																																																													0.5% of such options have an exercise price of $8.75 and l vest in 4 equal installments during the 12 month period following the 12 month anniversary of the Effective Date, (3) 0.5% of such options have an exercise price of $10.50 and vest in 4 equal installments during the 12 month period following the 24 month anniversary of the Effective Date
Number of shares issued for consultant services | shares																	301,284
Value of shares issued for consultant services																$ 541,000																																											$ 24,000		$ 758,000		$ 2,924,000
Share based compensation expenses																																																										[1]			1,000		23,000
Sale of shares																																																													(3,000)
Share-based compensation																																																													171,000		541,000
Share based compensation																																																															48,000
Value of shares issued																																																											40,000		2,706,000		254,000
Stock issued during period share based compensation																																																													1,000		23,000
General and administrative expense																																																									604,000		742,000		3,758,000		5,576,000
Prepaid expenses in other current assets																																																									$ 408,000				464,000		719,000
Financing expenses																																																													$ 79,000
Original issue discount																																																													18.00%
Debt interest rate																																																									15.20%
Debt principal and accrued interest																																																													$ 400,000		400,000
Research and Development Expense																																																									$ 20,000		116,000		$ 369,000		$ 1,938,000
Common stock, par value | $ / shares																																																									$ 0.0001				$ 0.0001		$ 0.0001
Exercise price | $ / shares																																																									$ 0.29				$ 0.25		$ 2.00
Fair value of warrants																																																									$ 103,000				$ 5,000
Non-cash gain on carrying amount of warrant liabilities																																																									7,000,000
General and Administrative Expense [Member]
Share based compensation expenses																																																									41,000				$ 349,000		$ 988,000
Promissory Note [Member]
Sale of promissory note										$ 1,500,000
Proceeds from debt										$ 1,455,000
Original issue discount										3.00%
Debt interest rate										8.00%
Debt Instrument, Maturity Date										Apr. 04, 2025
Debt principal and accrued interest										$ 150
Default interest rate										18.00%
Minimum [Member]
Share based compensation																																																									1,000		$ 0
Maximum [Member]
Research and Development Expense																														$ 1,200,000
Common Stock [Member]
Issuance of shares for standby equity purchase agreement II, shares | shares																																					32,143				2,143					3,572													28,333	[2]	6,666,667		110,554
Number of shares issued for consultant services | shares																																																											4,794	[2]	2,436,080		990,092
Value of shares issued for consultant services																																																														[3]		[3]
Share based compensation expenses																																																													59,000		32,000
Sale of shares
Value of shares issued																																					$ 147,000																								1,000			[3]
Stock issued during period share based compensation
Exercise price | $ / shares	$ 0.24
Warrants shares | shares	729,166
Fair value of warrants		$ 9,600,000
Non-cash gain on carrying amount of warrant liabilities	$ 534,000	$ 8,100,000
Proceeds from Issuance of Warrants	$ 175,000
Common Stock [Member] | Plantify Foods Inc [Member]
Sale of stock | shares																																										1,500.22
Warrant [Member]
Exercise price | $ / shares																																																													$ 0.00001
Warrant term																																																													5 years
Exercise price | $ / shares																																																													$ 0.24
Fair value of warrants					$ 307,000																																																				$ 415,000				$ 312,000
Pre Funded Warrants [Member]
Warrants shares | shares																																																									1,747,620									1,573,265
Board of Directors Chairman [Member]
Issuance of shares for standby equity purchase agreement II, shares | shares				50,000
Monthly compensation																																													$ 1,000
Restricted shares forfeited | shares																																													7,143
Sale of shares				$ 13,000
Value of shares issued				12,000
Issuance shares, value				13,000
Legal counsel				$ 25,000
Board of Directors Chairman [Member] | Common Stock [Member]
Number of shares issued for consultant services | shares			350,000
Value of shares issued for consultant services			$ 171,000
Director [Member] | Common Stock [Member]
Number of shares issued for consultant services | shares							10,000
Two Consultant [Member]
Number of shares issued for consultant services | shares																100,000	100,000																21,428																	715
Executive Officer [Member] | Common Stock [Member]
Number of shares issued for consultant services | shares						640,000
Value of shares issued for consultant services						$ 464,000
Common stock, par value | $ / shares						$ 0.0001
Consultants [Member] | Common Stock [Member]
Number of shares issued for consultant services | shares						1,050,000
Board Of Directors [Member] | Common Stock [Member]
Number of shares issued for consultant services | shares			50,000
Consulting Agreement [Member]
Consultancy fee																																																						$ 2,000	₪ 5
Issuance of shares for standby equity purchase agreement II, shares | shares																																																						1,286	1,286
Stock options to purchase																																																						options to purchase	options to purchase
Number of stock options, exercised																																																						$ 6,015
Purchase price | $ / shares																																																																				$ 7.00
Fair value of the options																																																						$ 91,000
Restricted shares forfeited | shares																						20,000	20,000																32,143
Number of shares issued for consultant services | shares																																													142,860
Value of shares issued for consultant services																					$ 10,000
Consultant fees																					$ 5,000
Share-based compensation																																																													14,000		10,000
Value of shares issued																																																													39,000
Restricted shares | shares																																								35,715
Stock issued during period share based compensation																																																															24,000
Issuance shares, value																							$ 44,000														11,000
Restricted value																		$ 10,000																			$ 11,000
Consulting Agreement [Member] | EU Agritech Investment Ltd [Member]
Issuance of shares for standby equity purchase agreement II, shares | shares																																												21,009
Restricted shares forfeited | shares																																													100,000
Share based compensation																																																															$ 100,000
Consulting Agreement [Member] | Three Months [Member]
Value of shares issued																																						$ 75,000
Cash fee																																						$ 5,000
Stock issued during period share based compensation, shares | shares																																																															16,485
Stock issued during period share based compensation																																																															$ 75,000
Consulting Agreement [Member] | Two Years [Member]
Issuance of shares for standby equity purchase agreement II, shares | shares																																					35,715
Share-based compensation																																																													$ 85,000		51,000
Value of shares issued																																					$ 170,000
Consulting Agreement [Member] | Two Years [Member] | Six Months Anniversary [Member]
Issuance of shares for standby equity purchase agreement II, shares | shares																																							10,715	11,905
Consulting Agreement [Member] | Two Years [Member] | 9 Months Anniversary [Member]
Issuance of shares for standby equity purchase agreement II, shares | shares																																							10,714	11,905
Consulting Agreement [Member] | Two Years [Member] | 12 Months Anniversary [Member]
Issuance of shares for standby equity purchase agreement II, shares | shares																																							10,714	11,905
Consulting Agreement [Member] | 18 Months [Member]
Issuance of shares for standby equity purchase agreement II, shares | shares																																					25,715
Value of shares issued																																					$ 122,000
Consulting Agreement [Member] | 18 Months [Member] | Six Months Anniversary [Member]
Issuance of shares for standby equity purchase agreement II, shares | shares																																								8,572
Consulting Agreement [Member] | 18 Months [Member] | 9 Months Anniversary [Member]
Issuance of shares for standby equity purchase agreement II, shares | shares																																								8,572
Consulting Agreement [Member] | Eighteen Months [Member] | 12 Months Anniversary [Member]
Issuance of shares for standby equity purchase agreement II, shares | shares																																								8,571
Consulting Agreement [Member] | Common Stock [Member]
Value of shares issued for consultant services																																																			$ 36,000
Consulting Agreement [Member] | Board of Directors Chairman [Member]
Debt principal and accrued interest																																																								$ 5,000
Consulting Agreement [Member] | Consultant [Member]
Issuance of shares for standby equity purchase agreement II, shares | shares																								1,286							1,286												1,286					1,286
Number of stock options, exercised																$ 111,553
Restricted shares forfeited | shares																																								25,715							10,001
Number of shares issued for consultant services | shares																	111,553																																	7,143
Value of shares issued for consultant services																																																		$ 1,286
Share based compensation expenses																																																															272,000
Share-based compensation																																																															533,000
Consulting Agreement [Member] | Consultant [Member] | First Quarter 2023 [Member]
Restricted shares forfeited | shares																																															3,572
Consulting Agreement [Member] | Consultant [Member] | Each Quarter 2023 [Member]
Restricted shares forfeited | shares																																															2,143
Consulting Agreement [Member] | Two Consultant [Member]
Number of shares issued for consultant services | shares																															715	21,428												715					715
Share based compensation expenses																																																															60,000
Consulting Agreement [Member] | MrJoachim Fuchs [Member]
Value of shares issued for consultant services																																													$ 678,000
Share-based compensation																																																															678,000
Consulting Agreement [Member] | Legal Advisors [Member]
Restricted shares forfeited | shares														12,500				12,500																		4,945
Value of shares issued for consultant services																		$ 25,000																			22,000
Issuance shares, value																																					$ 23,000
Consulting Agreement [Member] | Third Party [Member]
Number of shares issued for consultant services | shares																			1,755
Share-based compensation																																																															4,000
Termination Agreements [Member] | Common Stock [Member]
Value of shares issued for consultant services							$ 3,000
Investor Relations Agreement [Member] | Consultant [Member]
Issuance of shares for standby equity purchase agreement II, shares | shares																																																					2,000
Consultant fees																																																					$ 11,000
Share based compensation expenses																																																															84,000
Service Agreement [Member] | Consultant [Member]
Issuance of shares for standby equity purchase agreement II, shares | shares																																																																	7,143
Value of shares issued for consultant services																																																															195,000
Consultant fees																																																				$ 275,000
Share based compensation expenses																																																															41,000
Consulting Services [Member] | Common Stock [Member]
Number of shares issued for consultant services | shares								1,286				1,286
Consulting Agreements [Member]
Issuance of shares for standby equity purchase agreement II, shares | shares											3,508
Number of shares issued for consultant services | shares									30,000
Value of shares issued for consultant services									$ 31,000
Shares issued for commitment fee | shares																																																													2,572
Sale of shares																																																													$ 36,000
Value of shares issued																																																													6,000
Consulting Agreements [Member] | 18 Months [Member]
Share-based compensation																																																													75,000		47,000
Securities Exchange Agreement [Member] | Plantify Foods Inc [Member]
Issuance of shares for standby equity purchase agreement II, shares | shares																																										166,340
Percentage of stock issued																																																																			19.99%
Retainer Legal Services Agreement [Member]
Share-based compensation																																																													40,000		27,000
Stock issued during period share based compensation																																																													$ 67,000
Retainer Legal Services Agreement [Member] | Legal Advisors [Member]
Number of shares issued for consultant services | shares																													6,123
Standby Equity Purchase Agreement [Member]
Issuance of shares for standby equity purchase agreement II, shares | shares																			691,000	20,000		20,000			20,000																																				6,666,667
Value of shares issued for consultant services																																																													$ 2,706,000
Value of shares issued															$ 20,000,000																				$ 3,500,000
Debt instrument, convertible, threshold trading days																																			5
Sale of shares																			$ 3,499,000
General and administrative expense																			$ 359,000
Standby Equity Purchase Agreement [Member] | Minimum [Member]
Long-term purchase commitment, amount															3,000,000
Standby Equity Purchase Agreement [Member] | Maximum [Member]
Long-term purchase commitment, amount															20,000,000
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd [Member]
Issuance of shares for standby equity purchase agreement II, shares | shares																												26,224
Value of shares issued																												$ 123,000							$ 3,500,000
PurchaseAgreementPercentage																																			94.00%
Debt instrument, convertible, threshold trading days																																			5,000
Advance notice																																			$ 200,000
Advance or acquiring payment																																			The Advances are subject to certain limitations, including that the Investor cannot purchase any shares that would result in it beneficially owning more than 4.99% of the Company’s outstanding shares of Common Stock at the time of an Advance notice or acquiring more than 19.99% of the Company’s outstanding shares of Common Stock as of the date of the SEPA I (the “Exchange Cap”).
Purchase agreement																											(on October 2, 2023, at the annual meeting of stockholders, the stockholders approved the issuance of more than 20% of our issued and outstanding Common Stock, permitting us to request Advances from the Investor under the SEPA I that will result in the issuance of more than 20% of our issued and outstanding shares of Common Stock as of the date of the SEPA I without being subject to the Exchange Cap)																																		There is a 3% discount to the amount equal to each Note. Each Note accrues interest on the outstanding principal balance at the rate of 8% per annum. The Company is required to pay, on a monthly basis, a one tenth of the outstanding principal of each Note and accrued interest thereon either (i) in cash or (ii) by submitting an advance notice pursuant to the purchaser and selling the Investor shares, or any combination of (i) or (ii) as determined by the Company. The first payment is due 60 days after the issuance of a Note, with each subsequent payment due 30 days after the prior payment. Unless otherwise agreed by the Investor, the funds received by the Company pursuant to the SEPA I for the sale of shares will first be used to satisfy any payments due under the Note.
Advances discount percentage																																																													3.00%
Sale of stock | shares																										1,000,000
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd [Member] | Minimum [Member]
Long-term purchase commitment, amount																																			$ 700,000
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd [Member] | Maximum [Member]
Long-term purchase commitment, amount																																			$ 3,500,000
Standby Equity Purchase Agreement [Member] | Common Stock [Member]
Value of shares issued															$ 20,000,000
Standby Equity Purchase Agreement [Member] | Investor [Member]
Shares issued for commitment fee | shares													110,554
Structuring fee													$ 10,000
Prepaid expenses in other current assets																																																															254,000
Prepaid expenses																																																													$ 175,000
Purchase Agreement [Member] | YA II PN, Ltd [Member]
Sale of stock consideration received on transaction																										$ 700,000
Standby Equity Purchase Agreement Two [Member]
Proceeds from standby equity purchase agreement, net																																																													$ 3,135,000
Exchange Agreement [Member]
Issuance of shares for standby equity purchase agreement II, shares | shares																																		223,008
Research and Development Expense																																																															$ 997,000
Securities Purchase Agreement [Member]
Issuance of shares for standby equity purchase agreement II, shares | shares																																																													6,250,000,000
Purchase price | $ / shares																																																													$ 0.24
Common stock, par value | $ / shares																																																													$ 0.0001
Gross proceeds																																																													$ 1,500,000
Exercise price | $ / shares		$ 0.24
Warrants shares | shares		4,545,884
Warrants and rights outstanding		$ 1,500
Securities Purchase Agreement [Member] | Private Placement [Member]
Issuance of shares for standby equity purchase agreement II, shares | shares		1,704,116
Securities Purchase Agreement [Member] | Common Stock [Member]
Common stock, par value | $ / shares																																																													$ 0.00001
Warrants shares | shares		9,375,000

[1]	Less than $1 thousand.
[2]	Less than $1 thousand.
[3]	Less than $1 thousand.